Financial Risk Management, Objectives and Policies	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [text block] [Abstract]
Financial risk management, objectives and policies
30.	Financial risk management, objectives and policies

The Group’s main financial liabilities comprise loans and borrowings, trade payables and other payables. The main purpose of these financial liabilities is to finance the Group’s operations. The Group´s main financial assets include cash and short-term deposits and trade and other receivables that derive directly from its operations. The Group also holds financial instruments designated at fair value through OCI cash flow hedges instruments and derivative financial instruments at fair value through profit or loss.

The Group is exposed to market risk, credit risk and liquidity risk. The Group’s senior management oversees the management of these risks. The Group’s senior management is supported by financial management that advises on financial risks and the appropriate financial risk governance framework for the Group. The financial management provides assurance to the Group’s senior management that the Group’s financial risk-taking activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group´s policies and risk objectives.

Management reviews and agrees policies for managing each of these risks, which are summarized below.

Market risk -

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprise three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk and commodity risk. Financial instruments affected by market risk include deposits, financial obligations, financial instruments designated at fair value through OCI and derivative financial instruments.

The sensitivity analyses shown in the following sections relate to the Group’s consolidated position as of December 31, 2021 and 2020. The sensitivity analyses have been prepared on the basis that the amount of net debts and the proportion of financial instruments in foreign currencies are all constant and on the basis of the hedge designations in place as of December 31, 2021 and 2020.

Interest rate risk -

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

As of December 31, 2021 and 2020, all of the Group’s borrowings are at a fixed rate of interest; consequently, the management evaluated that it is not relevant to do an interest rate sensitivity analysis.

Foreign currency risk -

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange relates primarily to the Group’s operating activities (when revenue or expense is denominated in a different currency from the Group’s functional currency).

The Group hedges its exposure to fluctuations on the translation into soles of its Senior Notes which are denominated in US dollars, by using cross currency swaps contracts, see note 31(a).

Foreign currency sensitivity

The following table demonstrates the sensitivity to a reasonably possible change in the US dollar exchange rate, with all other variables held constant. The impact on the Group’s profit before income tax is due to changes in the fair value of monetary assets and liabilities.

2021	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	7,502
	+10	15,005
	-5	(7,502)
	-10	(15,005)

2020	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)

	+5	2,403
	+10	4,806
	-5	(2,403)
	-10	(4,806)

Equity price risk -

The Group’s listed equity securities measured at level three of the fair value hierarchy are susceptible to market price risk arising from uncertainties about future values of the investment securities, see note 31.

Credit risk -

Credit risk is the risk that counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to a credit risk from its operating activities (primarily for trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Trade receivables

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. Credit quality of the customer is assessed, and individual credit limits are defined in accordance with this assessment. Outstanding customer receivables are regularly monitored and any shipments to major customers are generally covered by letters of credit. As of December 31, 2021 and 2020, the Group had 7 and 6 customers, that owed the Group more than S/3,000,000 each accounting for approximately 46% and 47% of all trade receivables outstanding, respectively. There were 22 and 16 customers with balances greater than S/700,000 and less than S/3,000,000, which accounted for approximately 34% and 30% of the total trade receivables, respectively. The evaluation for allowance for expected credit losses is updated at the date of the consolidated financial statements and individually for the main customers. This calculation is based on actual historical data incurred.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in note 7. The Group does not hold collateral as security.

Cash deposits and hedging derivative financial instruments or at fair value through profit or loss-

Credit risk from balances with banks and financial institutions is managed by the Group’s treasury department in accordance with the Group’s policy. Investments of surplus funds are made only with approved counterparties of first level. The limits are set to minimize the concentration of risks and therefore mitigate financial loss through potential counterparty’s failure to make payments. As of December 31, 2021 and 2020, the Group’s maximum exposure to credit risk for the components of carrying amounts as showed in note 6. The Group’s maximum exposure relating to financial derivative instruments is noted in the liquidity table therefore.

Liquidity risk -

The Group monitors its risk of shortage of funds using a recurring liquidity planning tool.

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank loans and debentures of long term. Access to sources of funding is sufficiently available and debt maturing within 12 months can be rolled over under the same conditions with existing lenders, if this is necessary.

As of December 31, 2021 and 2020 no portion of Senior Notes will mature in less than one year.

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2021
Interest-bearing loans adjusted by hedge	159,000	291,964	414,290	570,000	1,435,254
Lease liabilities	465	1,391	3,973		5,829
Interest	31,255	35,147	166,252	154,851	387,505
Hedge finance cost payable	7,821	7,821	7,821	-	23,463
Trade and other payables	175,975	42,941	-	-	218,916

As of December 31, 2020
Interest-bearing loans adjusted by hedge	-	65,232	572,993	570,000	1,208,225
Lease liabilities	383	1,148	5,102	-	6,633
Interest	30,033	35,056	186,607	193,454	445,150
Hedge finance cost payable	8,032	8,032	24,096	-	40,160
Trade and other payables	142,253	38,235	-	-	180,488

The disclosed financial derivative instruments in the table below are the gross undiscounted cash flows. However, those amounts may be settled gross or net. The following table shows the corresponding reconciliation to those amounts to their carrying amounts:

	Less than 3 months	3 to 12 months	1 to 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)

As of December 31, 2021
Inflows	-	-	125,537	125,537
Outflows	(1,703)	(7,908)	(7,992)	(17,603)

Net	(1,703)	(7,908)	117,545	107,934

Discounted at the applicable interbank rates	(1,695)	(7,716)	116,012	106,601

As of December 31, 2020
Inflows	-	-	75,936	75,936
Outflows	(1,750)	(8,112)	(24,551)	(34,413)

Net	(1,750)	(8,112)	51,385	41,523

Discounted at the applicable interbank rates	(1,743)	(7,929)	51,919	42,247

Changes in liabilities arising from financing activities:

	Balance as of January 1,	Distribution of dividends	Finance cost on cross currency swaps	Cash inflow	Cash outflow	Movement of foreign currency	Amortization of costs of issuance of senior notes	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

2021
Hedge finance cost payable	6,381	-	15,046	-	(15,214)	-	-	6,213
Dividends payable	7,686	338,204	-	481	(336,821)	-	-	9,550
Interest-bearing loans	1,268,584	-	-	220,000	-	55,955	816	1,545,355

2020
Hedge finance cost payable	5,922	-	16,144	-	(15,685)	-	-	6,381
Dividends payable	52,523	98,465	-	321	(143,623)	-	-	7,686
Interest-bearing loans	1,101,904	-	-	862,191	(745,384)	49,056	817	1,268,584

Capital management -

For the purpose of the Group’s capital management, capital includes capital stock, investment shares, additional paid-in capital and all other equity reserves attributable to the equity holders of the Company. The primary objective of the Group’s capital management is to maximize the shareholders’ value.

In order to achieve this overall objective, the Group’s capital management, among other things, aims to ensure that it meets financial covenants attached to the interest-bearing loans and borrowings that define capital structure requirements. Breaches in meeting the financial covenants would permit the creditors to immediately call the senior notes. There have been no breaches in the financial covenants of Senior Notes in the current period.

The Group manages its capital structure and adjusts it in light of changes in economic conditions and the requirements of the financial covenants. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares.

No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2021 and 2020.